Stock-Based Compensation Plan (Tables)	3 Months Ended
Mar. 31, 2014
Stock-Based Compensation Plan [Abstract]
Schedule of Share-based Compensation Expense

Stock-based compensation expense for stock options and restricted stock units ("RSUs") was allocated as follows (in thousands):

	Three Months Ended
	March 31,
	2014	2013
Cost of sales	$912	$634
Research and development, net	938	900
Selling, general and administrative	4,886	3,956
Total stock-based compensation expenses	$6,736	$5,490

Summary of Stock Options Activity

A summary of stock option activity for the three months ended March 31, 2014 is as follows:

	Number of Options	Weighted Average
	Outstanding	Exercise Price
Shares under option at January 1, 2014	2,007,433	$29.66
Granted	4,633	115.12
Exercised	(116,609)	8.61
Forfeited	(11,690)	42.17

Shares under option at March 31, 2014	1,883,767	$31.10

Shares exercisable under option at March 31, 2014	959,555	$11.83